EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.05 Schedule 1

ATR QM Data Fields
Loans in Report: 20

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXXX	2051888	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2051890	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2051893	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2051895	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2058654	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2058657	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2065676	Not covered/exempt	No	No
XXXXXXXXXXX	2058661	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2065413	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2058663	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2058670	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2065414	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2065677	Not covered/exempt	No	No
XXXXXXXXXXX	2051905	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2058675	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2058678	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2058681	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2065678	Not covered/exempt	No	No
XXXXXXXXXXX	2058685	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	2065679	Non-QM: Compliant with ATR	No	Yes
20